Redeemable Convertible Preferred Stock and Stockholders' Deficit - Schedule of Common Stock Shares Reserved for Future Issuance (Detail) - Micromidas, Inc. - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	27,524,406	27,580,168	24,736,910
Series A Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	13,204,284	13,204,284	13,204,284
Series B Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	6,275,704	6,275,704	6,275,704
Series C Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	1,590,675	1,590,675	1,590,675
Series A Preferred Stock Warrants
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	2,257,053	2,257,053	2,257,053
Series B Preferred Stock Warrants
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	367,339	367,339	367,339
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	3,829,351	3,885,113	1,041,855